                                                                               .
                                                                               .
                                                                               .

                      PROSPECTUS SUPPLEMENT -- MAY 1, 2010

FUND (PROSPECTUS DATE)                 PROSPECTUS FORM #
--------------------------------------------------------
DISCIPLINED ASSET
  ALLOCATION PORTFOLIOS - AGGRESSIVE
  (4/30/10)                            S-6521-99 D
DISCIPLINED ASSET
  ALLOCATION
  PORTFOLIOS - CONSERVATIVE (4/30/10)  S-6521-99 D
DISCIPLINED ASSET ALLOCATION
  PORTFOLIOS - MODERATE (4/30/10)      S-6521-99 D
DISCIPLINED ASSET
  ALLOCATION PORTFOLIOS - MODERATELY
  AGGRESSIVE (4/30/10)                 S-6521-99 D
DISCIPLINED ASSET
  ALLOCATION PORTFOLIOS - MODERATELY
  CONSERVATIVE (4/30/10)               S-6521-99 D
RIVERSOURCE VARIABLE
  PORTFOLIO - BALANCED FUND (4/30/10)  S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - CASH MANAGEMENT FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE PORTFOLIO - CORE
  EQUITY FUND (4/30/10)                S-6347-99 H
RIVERSOURCE VARIABLE
  PORTFOLIO - DIVERSIFIED BOND FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - DIVERSIFIED EQUITY
  INCOME FUND (4/30/10)                S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - DYNAMIC EQUITY FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - GLOBAL BOND FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE PORTFOLIO -
  GLOBAL INFLATION PROTECTED
  SECURITIES FUND (4/30/10)            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - HIGH YIELD BOND FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - INCOME OPPORTUNITIES
  FUND (4/30/10)                       S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - LIMITED DURATION BOND
  FUND (4/14/10)                       S-6546-99 A
RIVERSOURCE VARIABLE
  PORTFOLIO - MID CAP GROWTH FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - MID CAP VALUE FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - S&P 500 INDEX FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE PORTFOLIO -
  SHORT DURATION U.S. GOVERNMENT FUND
  (4/30/10)                            S-6466-99 AE
RIVERSOURCE VARIABLE
  PORTFOLIO - STRATEGIC INCOME FUND
  (4/14/10)                            S-6546-99 A
SELIGMAN VARIABLE PORTFOLIO - GROWTH
  FUND (4/30/10)                       S-6466-99 AE
SELIGMAN VARIABLE
  PORTFOLIO - LARGER-CAP VALUE FUND
  (4/30/10)                            S-6466-99 AE
SELIGMAN VARIABLE
  PORTFOLIO - SMALLER-CAP VALUE FUND
  (4/30/10)                            S-6466-99 AE
THREADNEEDLE VARIABLE
  PORTFOLIO - EMERGING MARKETS FUND
  (4/30/10)                            S-6466-99 AE
THREADNEEDLE VARIABLE
  PORTFOLIO - INTERNATIONAL
  OPPORTUNITY FUND (4/30/10)           S-6466-99 AE
VARIABLE PORTFOLIO - AGGRESSIVE
  PORTFOLIO (4/14/10)                  S-6534-99 C
VARIABLE PORTFOLIO - CONSERVATIVE
  PORTFOLIO (4/14/10)                  S-6534-99 C
VARIABLE PORTFOLIO -
  MODERATELY AGGRESSIVE PORTFOLIO
  (4/14/10)                            S-6534-99 C
VARIABLE PORTFOLIO -
  MODERATELY CONSERVATIVE PORTFOLIO
  (4/14/10)                            S-6534-99 C
VARIABLE PORTFOLIO - MODERATE
  PORTFOLIO (4/14/10)                  S-6534-99 C
VARIABLE PORTFOLIO -
  ALLIANCEBERNSTEIN INTERNATIONAL
  VALUE FUND (4/14/10)                 S-6546-99 A
VARIABLE PORTFOLIO -
  AMERICAN CENTURY DIVERSIFIED BOND
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO -
  AMERICAN CENTURY GROWTH FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO -
  COLUMBIA WANGER INTERNATIONAL
  EQUITIES FUND (4/14/10)              S-6546-99 A
VARIABLE PORTFOLIO -
  COLUMBIA WANGER U.S. EQUITIES FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO - DAVIS NEW YORK
  VENTURE FUND (4/30/10)               S-6466-99 AE
VARIABLE PORTFOLIO -
  EATON VANCE FLOATING-RATE INCOME
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO -
  GOLDMAN SACHS MID CAP VALUE FUND
  (4/30/10)                            S-6466-99 AE
VARIABLE PORTFOLIO -
  INVESCO INTERNATIONAL GROWTH FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO -
  JENNISON MID CAP GROWTH FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO - MARSICO GROWTH
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO - J.P. MORGAN CORE
  BOND FUND (4/14/10)                  S-6546-99 A
VARIABLE PORTFOLIO - MFS VALUE FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO -
  MONDRIAN INTERNATIONAL SMALL CAP
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO -
  MORGAN STANLEY GLOBAL REAL ESTATE
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO - NFJ DIVIDEND
  VALUE FUND (4/14/10)                 S-6546-99 A
VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP GROWTH FUND
  (4/14/10)                            S-6546-99 A
VARIABLE PORTFOLIO -
  PARTNERS SMALL CAP VALUE FUND
  (4/30/10)                            S-6466-99 AE
VARIABLE PORTFOLIO -
  PIMCO MORTGAGE-BACKED SECURITIES
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO -
  PYRAMIS(R) INTERNATIONAL EQUITY
  FUND (4/14/10)                       S-6546-99 A
VARIABLE PORTFOLIO - UBS LARGE CAP
  GROWTH FUND (4/14/10)                S-6546-99 A
VARIABLE PORTFOLIO -
  WELLS FARGO SHORT DURATION
  GOVERNMENT FUND (4/14/10)            S-6546-99 A
SELIGMAN CAPITAL PORTFOLIO (4/30/10)   SL-9914-99 A
SELIGMAN COMMON STOCK PORTFOLIO
  (4/30/10)                            SL-9921-99 A
SELIGMAN COMMUNICATIONS
  AND INFORMATION PORTFOLIO (4/30/10)  SL-9915-99 A
SELIGMAN GLOBAL TECHNOLOGY PORTFOLIO
  (4/30/10)                            SL-9916-99 A
SELIGMAN INTERNATIONAL GROWTH
  PORTFOLIO (4/30/10)                  SL-9920-99 A
SELIGMAN INVESTMENT
  GRADE FIXED-INCOME PORTFOLIO
  (4/30/10)                            SL-9919-99 A
SELIGMAN LARGE-CAP VALUE PORTFOLIO
  (4/30/10)                            SL-9913-99 A
SELIGMAN SMALLER-CAP VALUE PORTFOLIO
  (4/30/10)                            SL-9917-99 A


Each of the above-referenced funds are collectively referred to as the Funds.

On May 1, 2010, Ameriprise Financial, Inc. (Ameriprise Financial), the parent company of RiverSource Investments, LLC, the Funds' investment manager, announced the closing of its acquisition of the long-term asset management business of Columbia Management Group, LLC and certain of its affiliated companies from Bank of America (the Columbia Transaction).


--------------------------------------------------------------------------------
S-6466-135 A (5/10)
Valid until next update

In connection with the Columbia Transaction, effective May 1, 2010, the Funds' investment manager, principal underwriter and transfer agent will change their names to reflect the new, combined business:

------------------------------------------------------------------------------------------------------------
NEW COMPANY NAME                     FORMER NAME/SERVICE PROVIDER         SERVICES
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Investments, LLC         Investment Management Services
Advisers, LLC
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Fund Distributors,       Distribution Services
Distributors, Inc.                   Inc.
------------------------------------------------------------------------------------------------------------
Columbia Management Investment       RiverSource Service Corporation      Transfer Agent Services
Services Corp.
------------------------------------------------------------------------------------------------------------



S-6466-135 A (5/10)